Shareholder Report	6 Months Ended
Feb. 28, 2026 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Legg Mason Partners Institutional Trust
Entity Central Index Key	0000889512
Entity Investment Company Type	N-1A
Document Period End Date	Feb. 28, 2026
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Institutional Shares
Shareholder Report [Line Items]
Fund Name	Western Asset Institutional U.S. Treasury Obligations Money Market Fund
Class Name	Institutional Shares
Trading Symbol	LUIXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Western Asset Institutional U.S. Treasury Obligations Money Market Fund for the period September 1, 2025, to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 1-800-625-4554, or 1-203-703-6002.
Additional Information Phone Number	1-800-625-4554, or 1-203-703-6002
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Institutional Shares[1]	$9	0.18%
[1],[2],[3]
Expenses Paid, Amount	$ 9	[1]
Expense Ratio, Percent	0.18%	[1]
Net Assets	$ 593,215,573
Holdings Count | $ / shares	27
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2026)

Total Net Assets	$593,215,573
Total Number of Portfolio Holdings (reflects holdings of U.S. Treasury Obligations Portfolio)	27

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of February 28, 2026) Portfolio Composition* (% of Total Investments)	[4]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Investor Shares
Shareholder Report [Line Items]
Fund Name	Western Asset Institutional U.S. Treasury Obligations Money Market Fund
Class Name	Investor Shares
Trading Symbol	LAIXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Western Asset Institutional U.S. Treasury Obligations Money Market Fund for the period September 1, 2025, to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 1-800-625-4554, or 1-203-703-6002.
Additional Information Phone Number	1-800-625-4554, or 1-203-703-6002
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Investor Shares[1]	$12	0.23%
[5],[6],[7]
Expenses Paid, Amount	$ 12	[5]
Expense Ratio, Percent	0.23%	[5]
Net Assets	$ 593,215,573
Holdings Count | $ / shares	27
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2026)

Total Net Assets	$593,215,573
Total Number of Portfolio Holdings (reflects holdings of U.S. Treasury Obligations Portfolio)	27

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of February 28, 2026) Portfolio Composition* (% of Total Investments)	[8]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Administrative Shares
Shareholder Report [Line Items]
Fund Name	Western Asset Institutional U.S. Treasury Obligations Money Market Fund
Class Name	Administrative Shares
Trading Symbol	LAOXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Western Asset Institutional U.S. Treasury Obligations Money Market Fund for the period September 1, 2025, to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 1-800-625-4554, or 1-203-703-6002.
Additional Information Phone Number	1-800-625-4554, or 1-203-703-6002
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Administrative Shares[1]	$20	0.39%
[9],[10],[11]
Expenses Paid, Amount	$ 20	[9]
Expense Ratio, Percent	0.39%	[9]
Net Assets	$ 593,215,573
Holdings Count | $ / shares	27
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2026)

Total Net Assets	$593,215,573
Total Number of Portfolio Holdings (reflects holdings of U.S. Treasury Obligations Portfolio)	27

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of February 28, 2026) Portfolio Composition* (% of Total Investments)	[12]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents

[1]
1	The expense table reflects the expenses of both the feeder Fund and the master Fund.

[2]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher. Additional amounts may be voluntarily waived and/or reimbursed from time to time.

[3]
†	Annualized.

[4]
*	Reflects holdings of U.S. Treasury Obligations Portfolio.

[5]
1	The expense table reflects the expenses of both the feeder Fund and the master Fund.

[6]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher. Additional amounts may be voluntarily waived and/or reimbursed from time to time.

[7]
†	Annualized.

[8]
*	Reflects holdings of U.S. Treasury Obligations Portfolio.

[9]
1	The expense table reflects the expenses of both the feeder Fund and the master Fund.

[10]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher. Additional amounts may be voluntarily waived and/or reimbursed from time to time.

[11]
†	Annualized.

[12]
*	Reflects holdings of U.S. Treasury Obligations Portfolio.